SUPPLEMENT TO THE FIRST INVESTORS
                         U.S. GOVERNMENT PLUS--1ST FUND
                                   PROSPECTUS

                             dated February 27, 2002





      The information regarding Patricia D. Poitra on page 8 is deleted and replaced with the following:

      The Fund is managed by a team of portfolio managers.


This Supplement is dated April 16, 2002.

                        SUPPLEMENT TO THE FIRST INVESTORS
                         U.S. GOVERNMENT PLUS--1ST FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                             dated February 27, 2002



      The information regarding Patricia D. Poitra on pages 9 and 12 is deleted and not replaced.



This Supplement is dated April 16, 2002.